VARIABLE INTEREST ENTITIES ("VIEs") - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Number of vessels | vessel		1
Interest expense		$ 75,425	$ 66,938	$ 61,632
Net cash used in financing activities		(19,333)	(128,961)	(271,276)
PT Pesona
Variable Interest Entity [Line Items]
Dividends		$ 1,200	6,100	$ 0
Golar Tundra | Golar
Variable Interest Entity [Line Items]
Purchase consideration	$ 330,000
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term		10 years
Annual option to repurchase vessel at fixed, pre-determined amounts, period post commencement of bareboat charter		3 years
Interest expense		$ 8,200	8,000
Net cash used in financing activities		$ 20,800	$ 21,100
Variable Interest Entity, Primary Beneficiary | Eskimo SPV Agreement
Variable Interest Entity [Line Items]
Number of vessels | vessel		1	1